UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 84.6%
Consumer Discretionary 23.9%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		40,000	41,400
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		200,000	202,750
Ally Financial, Inc.:
3.25%, 2/13/2018		265,000	267,650
4.125%, 3/30/2020		590,000	609,175
5.75%, 11/20/2025		200,000	212,750
Altice Financing SA, 144A, 7.5%, 5/15/2026		210,000	221,025
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		210,000	221,550
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	82,400
AMC Networks, Inc., 5.0%, 4/1/2024		265,000	271,625
AmeriGas Finance LLC, 7.0%, 5/20/2022		135,000	143,775
APX Group, Inc., 6.375%, 12/1/2019		75,000	76,968
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		295,000	306,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	126,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		130,000	124,150
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		215,000	222,794
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		55,000	59,125
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	159,650
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	54,000
CalAtlantic Group, Inc., 5.25%, 6/1/2026		239,000	242,585
Caleres, Inc., 6.25%, 8/15/2023		40,000	41,600
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		120,000	126,263
144A, 5.5%, 5/1/2026		515,000	545,256
144A, 5.875%, 4/1/2024		105,000	113,137
144A, 5.875%, 5/1/2027		155,000	165,850
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	216,407
144A, 6.375%, 9/15/2020		140,000	144,725
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		50,000	52,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		20,000	19,200
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		10,000	10,375
CSC Holdings LLC, 5.25%, 6/1/2024		80,000	77,850
Dana, Inc.:
5.375%, 9/15/2021		500,000	520,000
5.5%, 12/15/2024		55,000	56,375
DISH DBS Corp.:
4.625%, 7/15/2017		400,000	409,000
6.75%, 6/1/2021		30,000	32,231
Dollar Tree, Inc.:
5.25%, 3/1/2020		315,000	327,994
5.75%, 3/1/2023		105,000	113,006
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		310,000	317,750
Global Partners LP, 7.0%, 6/15/2023		75,000	68,250
GLP Capital LP:
4.375%, 4/15/2021		45,000	47,488
5.375%, 4/15/2026		140,000	152,950
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		270,000	282,655
5.125%, 11/15/2023		60,000	62,700
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		150,000	150,750
144A, 5.25%, 12/15/2023		210,000	212,625
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	115,087
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	90,578
144A, 5.75%, 4/15/2024		55,000	58,575
7.5%, 7/15/2020		30,000	31,238
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,438
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		305,000	312,625
Lennar Corp., 4.75%, 11/15/2022		150,000	157,875
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		130,000	135,037
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		45,000	42,750
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	164,300
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		85,000	85,926
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,232
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		200,000	203,500
5.5%, 5/15/2026		85,000	85,053
PulteGroup, Inc., 4.25%, 3/1/2021		320,000	336,198
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	84,100
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,750
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	20,550
144A, 5.375%, 4/15/2023		5,000	5,169
Sally Holdings LLC, 5.625%, 12/1/2025		150,000	162,450
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,375
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		45,000	46,913
SFR Group SA:
144A, 6.0%, 5/15/2022		290,000	296,380
144A, 7.375%, 5/1/2026		315,000	325,237
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		150,000	154,312
144A, 5.875%, 10/1/2020		80,000	82,600
Springs Industries, Inc., 6.25%, 6/1/2021		115,000	119,744
Starz LLC, 5.0%, 9/15/2019		60,000	60,900
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	45,450
Tenneco, Inc., 5.0%, 7/15/2026		110,000	113,300
Toll Brothers Finance Corp., 4.875%, 11/15/2025		95,000	99,631
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		55,000	56,512
4.875%, 7/1/2021		610,000	628,300
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		300,000	315,750
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	313,387
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		152,000	159,600
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		80,000	63,200
144A, 8.5%, 10/15/2022		80,000	70,400
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026		200,000	209,000
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		45,000	46,238
			13,359,869
Consumer Staples 2.6%
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		305,000	306,555
5.125%, 1/15/2024		60,000	62,213
Cott Beverages, Inc.:
5.375%, 7/1/2022		145,000	149,712
6.75%, 1/1/2020		55,000	57,613
FAGE International SA, 144A, 9.875%, 2/1/2020		90,000	92,961
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		60,000	60,900
144A, 7.25%, 6/1/2021		205,000	212,175
144A, 8.25%, 2/1/2020		65,000	67,600
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		80,000	83,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	61,950
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		20,000	21,550
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		120,000	119,700
144A, 6.75%, 12/1/2021		45,000	48,319
Smithfield Foods, Inc., 6.625%, 8/15/2022		4,000	4,240
The WhiteWave Foods Co., 5.375%, 10/1/2022		120,000	135,300
			1,483,788
Energy 6.2%
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	98,750
5.375%, 11/1/2021		85,000	85,106
5.625%, 6/1/2023		60,000	60,150
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	62,563
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	74,062
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		100,000	107,000
Continental Resources, Inc.:
4.5%, 4/15/2023		50,000	47,125
5.0%, 9/15/2022		380,000	367,650
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		40,000	39,000
DCP Midstream Operating LP, 2.7%, 4/1/2019		200,000	193,750
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	215,000
Gulfport Energy Corp., 6.625%, 5/1/2023		30,000	30,825
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	107,800
Holly Energy Partners LP:
144A, 6.0%, 8/1/2024		80,000	81,600
6.5%, 3/1/2020		45,000	46,350
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	85,725
Memorial Resource Development Corp., 5.875%, 7/1/2022		65,000	65,650
Murphy Oil Corp., 6.875%, 8/15/2024		65,000	67,974
Newfield Exploration Co.:
5.375%, 1/1/2026		45,000	45,225
5.75%, 1/30/2022		80,000	83,000
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		60,000	55,800
6.875%, 1/15/2023		20,000	18,450
Range Resources Corp., 4.875%, 5/15/2025		165,000	159,225
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		119,150	128,104
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	263,404
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	15,675
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	273,000
144A, 5.875%, 6/30/2026		155,000	165,850
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	50,755
144A, 6.375%, 4/1/2023		45,000	46,350
Tesoro Logistics LP:
6.125%, 10/15/2021		30,000	31,425
6.375%, 5/1/2024		65,000	69,388
Whiting Petroleum Corp., 6.25%, 4/1/2023		70,000	61,250
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	154,031
			3,457,012
Financials 5.9%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		200,000	207,500
4.625%, 10/30/2020		670,000	710,116
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	97,137
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	424,209
5.0%, 5/15/2017		80,000	81,600
5.0%, 8/15/2022		200,000	212,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		150,000	151,500
5.25%, 5/30/2025		45,000	44,663
Commonwealth Bank of Australia, 144A, 4.5%, 12/9/2025		560,000	599,882
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	271,250
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		160,000	167,600
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	62,272
5.375%, 11/15/2022		50,000	53,688
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		110,000	114,675
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	97,042
			3,295,134
Health Care 5.8%
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	61,350
Community Health Systems, Inc.:
5.125%, 8/1/2021		20,000	19,725
7.125%, 7/15/2020		295,000	263,842
Concordia International Corp., 144A, 7.0%, 4/15/2023		30,000	23,250
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	72,400
144A, 5.75%, 1/15/2022		80,000	74,550
Endo Ltd., 144A, 6.5%, 2/1/2025		45,000	39,938
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	48,994
HCA, Inc.:
4.5%, 2/15/2027		150,000	151,312
4.75%, 5/1/2023		300,000	313,875
5.25%, 6/15/2026		170,000	181,687
6.5%, 2/15/2020		340,000	375,700
7.5%, 2/15/2022		170,000	193,800
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,913
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	101,875
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	123,150
5.5%, 12/1/2021		105,000	109,725
5.875%, 12/1/2023		85,000	89,462
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		25,000	25,563
144A, 5.625%, 10/15/2023		50,000	50,187
Tenet Healthcare Corp., 4.153% **, 6/15/2020		60,000	60,075
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		110,000	103,675
144A, 5.875%, 5/15/2023		105,000	92,400
144A, 6.125%, 4/15/2025		305,000	268,019
144A, 7.5%, 7/15/2021		385,000	378,382
			3,254,849
Industrials 9.3%
ADT Corp.:
3.5%, 7/15/2022		55,000	52,663
5.25%, 3/15/2020		90,000	97,200
6.25%, 10/15/2021		155,000	169,725
Air Lease Corp., 4.75%, 3/1/2020		1,110,000	1,198,800
Allegion PLC, 5.875%, 9/15/2023		30,000	32,400
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		105,000	90,300
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	140,737
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	122,850
144A, 6.0%, 10/15/2022		95,000	89,775
Casella Waste Systems, Inc., 7.75%, 2/15/2019		135,000	138,037
CNH Industrial Capital LLC:
3.25%, 2/1/2017		335,000	336,842
3.875%, 7/16/2018		60,000	61,590
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	85,425
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	54,725
DR Horton, Inc., 4.0%, 2/15/2020		30,000	31,425
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,963
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		85,000	87,550
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	84,200
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	95,812
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		120,000	126,300
144A, 5.0%, 11/15/2025		60,000	64,425
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		43,000	48,590
Masonite International Corp., 144A, 5.625%, 3/15/2023		65,000	68,900
Meritor, Inc.:
6.25%, 2/15/2024		80,000	74,832
6.75%, 6/15/2021		115,000	115,000
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	51,500
Nortek, Inc., 8.5%, 4/15/2021		85,000	89,037
Novelis Corp., 144A, 6.25%, 8/15/2024		85,000	88,612
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	76,000
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	62,850
5.375%, 3/1/2025		240,000	252,000
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	148,813
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	10,888
SBA Communications Corp., 5.625%, 10/1/2019		75,000	77,250
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	110,846
Summit Materials LLC:
6.125%, 7/15/2023		100,000	101,500
144A, 8.5%, 4/15/2022		45,000	49,163
Titan International, Inc., 6.875%, 10/1/2020		85,000	80,112
TransDigm, Inc., 144A, 6.375%, 6/15/2026		95,000	96,900
Triumph Group, Inc., 5.25%, 6/1/2022		45,000	43,088
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,513
7.625%, 4/15/2022		120,000	127,950
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		80,000	81,800
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		30,000	30,825
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	159,281
			5,231,994
Information Technology 3.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,138
Cardtronics, Inc., 5.125%, 8/1/2022		50,000	50,750
CDW LLC:
5.5%, 12/1/2024		100,000	107,170
6.0%, 8/15/2022		115,000	123,481
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		195,000	203,899
144A, 5.875%, 6/15/2021		65,000	68,727
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	99,394
EMC Corp., 1.875%, 6/1/2018		300,000	299,244
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	57,200
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	104,750
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	105,400
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	112,612
Match Group, Inc., 6.375%, 6/1/2024		50,000	54,437
Micron Technology, Inc., 144A, 7.5%, 9/15/2023		170,000	187,425
MSCI, Inc., 144A, 4.75%, 8/1/2026		100,000	102,625
NCR Corp.:
5.875%, 12/15/2021		20,000	20,950
6.375%, 12/15/2023		50,000	52,875
NXP BV, 144A, 4.125%, 6/1/2021		200,000	209,200
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	48,263
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	48,825
144A, 10.5%, 4/1/2024		75,000	84,750
			2,178,115
Materials 12.3%
AK Steel Corp., 7.5%, 7/15/2023		100,000	108,500
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		200,000	212,750
Ball Corp.:
4.375%, 12/15/2020		45,000	48,431
5.25%, 7/1/2025		75,000	81,188
Berry Plastics Corp., 5.5%, 5/15/2022		160,000	166,400
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	55,275
Celanese U.S. Holdings LLC, 4.625%, 11/15/2022		500,000	545,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	214,000
Chemours Co.:
6.625%, 5/15/2023		60,000	57,600
7.0%, 5/15/2025		25,000	23,922
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		60,000	60,600
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	270,625
Eagle Materials, Inc., 4.5%, 8/1/2026		85,000	86,497
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		45,000	39,600
144A, 7.0%, 2/15/2021		170,000	147,475
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		225,000	221,062
2.375%, 3/15/2018		495,000	486,956
Graphic Packaging International, Inc., 4.125%, 8/15/2024		220,000	222,200
Greif, Inc., 7.75%, 8/1/2019		230,000	259,612
Hexion, Inc., 6.625%, 4/15/2020		50,000	43,344
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		80,000	84,800
Novelis, Inc., 8.75%, 12/15/2020		490,000	513,275
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	104,000
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		65,000	61,588
144A, 10.375%, 5/1/2021		50,000	52,500
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		175,000	181,563
5.75%, 10/15/2020		920,000	948,750
6.875%, 2/15/2021		205,000	212,687
144A, 7.0%, 7/15/2024		20,000	21,425
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,750
144A, 5.125%, 12/1/2024		15,000	16,050
Teck Resources Ltd.:
4.5%, 1/15/2021		250,000	238,125
144A, 8.0%, 6/1/2021		160,000	172,700
144A, 8.5%, 6/1/2024		30,000	33,750
Tronox Finance LLC:
6.375%, 8/15/2020		75,000	67,875
144A, 7.5%, 3/15/2022		70,000	62,825
United States Steel Corp., 144A, 8.375%, 7/1/2021		185,000	201,188
Valvoline, Inc., 144A, 5.5%, 7/15/2024		45,000	47,228
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	407,925
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,950
144A, 5.625%, 10/1/2024		15,000	16,200
			6,864,191
Real Estate 2.2%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		110,000	116,875
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	74,768
(REIT), 5.375%, 4/1/2023		265,000	280,237
(REIT), 5.75%, 1/1/2025		50,000	53,500
(REIT), 5.875%, 1/15/2026		50,000	54,469
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		60,000	61,950
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.5%, 9/1/2026		40,000	39,975
144A, (REIT), 5.625%, 5/1/2024		105,000	113,925
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	21,250
(REIT), 6.375%, 2/15/2022		110,000	115,362
(REIT), 6.375%, 3/1/2024		105,000	115,238
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		125,000	130,625
(REIT), 4.875%, 6/1/2026		50,000	53,875
			1,232,049
Telecommunication Services 10.1%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	219,827
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	42,600
Series T, 5.8%, 3/15/2022		150,000	155,190
Series S, 6.45%, 6/15/2021		165,000	177,272
Series W, 6.75%, 12/1/2023		185,000	194,712
Series Y, 7.5%, 4/1/2024		165,000	178,922
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	41,400
144A, 5.0%, 6/15/2021		95,000	98,563
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	194,000
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	43,889
7.125%, 1/15/2023		235,000	221,487
8.5%, 4/15/2020		35,000	37,756
10.5%, 9/15/2022		195,000	212,184
11.0%, 9/15/2025		500,000	540,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	96,075
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		186,000	186,698
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		75,000	77,719
5.375%, 8/15/2022		215,000	224,707
5.375%, 1/15/2024		60,000	62,925
5.375%, 5/1/2025		60,000	63,000
6.125%, 1/15/2021		60,000	62,250
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	204,750
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	91,163
7.0%, 8/15/2020		500,000	492,500
Sprint Corp., 7.125%, 6/15/2024		440,000	410,300
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		351,000	373,815
6.125%, 1/15/2022		40,000	42,200
6.375%, 3/1/2025		151,000	162,325
6.5%, 1/15/2026		5,000	5,472
6.625%, 11/15/2020		65,000	67,113
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	83,750
Windstream Services LLC:
7.75%, 10/15/2020		90,000	91,800
7.75%, 10/1/2021		150,000	149,625
Zayo Group LLC:
6.0%, 4/1/2023		205,000	213,200
6.375%, 5/15/2025		139,000	146,674
			5,665,863
Utilities 2.4%
Calpine Corp.:
5.375%, 1/15/2023		85,000	85,053
5.75%, 1/15/2025		85,000	84,681
Dynegy, Inc.:
7.375%, 11/1/2022		75,000	74,063
7.625%, 11/1/2024		140,000	137,200
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	65,625
NRG Energy, Inc.:
6.25%, 7/15/2022		300,000	306,375
6.25%, 5/1/2024		285,000	282,862
144A, 6.625%, 1/15/2027		45,000	45,084
144A, 7.25%, 5/15/2026		160,000	166,160
7.875%, 5/15/2021		22,000	22,935
NRG Yield Operating LLC, 144A, 5.0%, 9/15/2026		20,000	19,950
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		35,000	32,900
			1,322,888
Total Corporate Bonds (Cost $45,796,699)			47,345,752
Asset-Backed 5.0%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 4.183% **, 7/18/2027		375,000	356,682
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.434% **, 7/20/2027		1,000,000	979,393
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 4.034% **, 7/20/2026		500,000	473,817
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.378% **, 10/15/2023		500,000	492,072
Neuberger Berman CLO XVIII Ltd., "C", Series 2014-18A, 144A, 4.376% **, 11/14/2025		500,000	485,858
Total Asset-Backed (Cost $2,811,977)			2,787,822
Collateralized Mortgage Obligation 0.4%
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040 (Cost $240,321)		229,657	240,923
Government & Agency Obligations 6.5%
Other Government Related (b) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	277,942
Sovereign Bonds 6.0%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	115,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	238,750
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	212,928
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	214
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	47,649
Republic of Panama, 9.375%, 1/16/2023		665,000	891,100
Republic of Slovenia, 144A, 5.5%, 10/26/2022		500,000	577,732
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	202,500
144A, 5.75%, 1/18/2022		365,000	376,857
144A, 6.825%, 7/18/2026		425,000	456,809
Republic of Uruguay, 5.1%, 6/18/2050		40,000	42,200
United Mexican States, 4.6%, 1/23/2046		200,000	216,250
			3,378,489
Total Government & Agency Obligations (Cost $3,479,518)			3,656,431
Loan Participations and Assignments 40.1%
Senior Loans **
Consumer Discretionary 10.8%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021		429,203	431,517
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		408,336	410,802
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		987,203	990,293
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		359,774	361,724
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		465,000	466,686
Hilton Worldwide Finance LLC:
Term Loan B2, 3.283%, 10/26/2023		817,151	822,360
Term Loan B1, 3.392%, 10/26/2020		79,735	80,109
Quebecor Media, Inc., Term Loan B1, 3.317%, 8/17/2020		933,656	931,131
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		818,850	822,125
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		700,000	702,846
			6,019,593
Consumer Staples 2.7%
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023		497,799	501,325
Pinnacle Foods Finance LLC:
Term Loan H, 3.25%, 4/29/2020		718,379	721,321
Term Loan G, 3.252%, 4/29/2020		317,792	319,183
			1,541,829
Energy 0.6%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		341,394	315,469
Financials 0.8%
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		425,000	427,087
Health Care 5.0%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		215,600	216,080
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		72,290	69,696
Term Loan H, 4.0%, 1/27/2021		133,011	127,999
Convatec, Inc., Term Loan, 4.25%, 6/15/2020		689,007	692,624
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		1,113,280	1,122,604
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.0%, 2/13/2019		282,607	282,695
Term Loan B, 5.25%, 12/11/2019		267,114	267,893
			2,779,591
Industrials 7.3%
BE Aerospace, Inc., Term Loan B, 3.753%, 12/16/2021		834,545	843,938
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		838,994	841,616
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		750,000	753,578
Sabre, Inc., Term Loan B, 4.0%, 2/19/2019		493,885	496,416
TransDigm, Inc., Term Loan F, 3.75%, 6/9/2023		470,851	470,262
Waste Industries U.S.A., Inc., Term Loan, 3.5%, 2/27/2020		694,724	697,655
			4,103,465
Information Technology 1.2%
First Data Corp., Term Loan, 4.522%, 3/24/2021		662,493	666,677
Materials 5.2%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		730,100	697,245
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		471,726	474,674
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		727,444	727,331
Term Loan G, 3.5%, 1/6/2021		304,001	303,932
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		223,100	223,415
Term Loan B2, 5.5%, 6/7/2020		345,614	345,939
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		164,176	165,407
			2,937,943
Telecommunication Services 1.2%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		14,513	14,653
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		180,000	181,125
Term Loan B, 4.0%, 1/15/2020		485,000	488,274
			684,052
Utilities 5.3%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		1,836,450	1,840,536
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		1,111,066	1,111,150
			2,951,686
Total Loan Participations and Assignments (Cost $22,412,669)			22,427,392
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $110,999)		111,432	114,987
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $122,801)		175,000	154,437
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		2	6,448
Industrials 0.0%
Congoleum Corp.*		2,000	0
Quad Graphics, Inc.		31	840
			840
Materials 0.0%
GEO Specialty Chemicals, Inc.*		11,502	4,556
Total Common Stocks (Cost $25,413)			11,844
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $20,981)		95	631
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $1,197,001)		1,197,001	1,197,001
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,218,379) †		139.3	77,937,220
Other Assets and Liabilities, Net		0.9	503,718
Notes Payable		(40.2)	(22,500,000)
Net Assets		100.0	55,940,938

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
†	The cost for federal income tax purposes was $76,469,210. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $1,468,010. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,146,775 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $678,765.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,863	6,448	0.01

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$47,345,752	$—	$47,345,752
Asset-Backed	—	2,787,822	—	2,787,822
Collateralized Mortgage Obligation	—	240,923	—	240,923
Government & Agency Obligations	—	3,656,431	—	3,656,431
Loan Participations and Assignments	—	22,427,392	—	22,427,392
Convertible Bond	—	—	114,987	114,987
Preferred Security	—	154,437	—	154,437
Common Stocks (e)	840	—	11,004	11,844
Warrant	—	—	631	631
Short-Term Investments	1,197,001	—	—	1,197,001
Total	$1,197,841	$76,612,757	$126,622	$77,937,220

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016